Operating Expenses - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Costs And Expenses [line items]
Percentage of increase in general and administrative expenses		6.40%	3.00%
Total Research and Development expenses	€ 20,773	€ 21,522	€ 25,196
Percentage of changes in research and development expense		3.00%	15.00%
Changes in general and administrative expenses	€ 600
General and administrative expense		€ 200